Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional paid-in capital CNY (¥) [1]	Additional paid-in capital USD ($)	[1]	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd shareholders’ equity CNY (¥)	Total Ucommune International Ltd shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020		¥ 55	[1]			¥ 4,230,656			¥ 5,065		¥ (2,240,205)		¥ 4,742		¥ 2,000,313		¥ 185,303		¥ 2,185,616
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	4,022,591		4,022,591
Net loss			[1]								(298,122)				(298,122)		14,385		(283,737)
Foreign currency translation adjustment			[1]										(2,033)		(2,033)				(2,033)
Share issuance upon the underwritten public offering, net of issuance costs		¥ 4	[1]			93,311									93,315				93,315
Share issuance upon the underwritten public offering, net of issuance costs (in Shares) | shares	[1]	246,914		246,914
Issuance of Earn-out shares to the Founder		¥ 1	[1]			(1)
Issuance of Earn-out shares to the Founder (in Shares) | shares	[1]	100,000		100,000
Stock-based compensation			[1]			183,659									183,659				183,659
Capital contribution from noncontrolling shareholders			[1]														24		24
Acquisition of noncontrolling interests			[1]			6,521									6,521		(6,971)		(450)
Disposal of subsidiary			[1]														(1,790)		(1,790)
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	33		33
Balance at Jun. 30, 2021		¥ 60	[1]			4,514,146			5,065		(2,538,327)		2,709		1,983,653		190,951		2,174,604
Balance (in Shares) at Jun. 30, 2021 | shares	[1]	4,369,538		4,369,538
Balance at Dec. 31, 2021		¥ 60	[1]			4,566,956			6,051		(4,237,604)		1,091		336,554		41,157		377,711
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	4,369,538		4,369,538
Net loss			[1]								(229,269)				(229,269)		(22,473)		(251,742)	$ (37,583)
Foreign currency translation adjustment			[1]										1,370		1,370		(137)		1,233
Stock-based compensation			[1]			22,596									22,596				22,596
Capital contribution from noncontrolling shareholders			[1]			351									351		528		879
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	4,190		4,190
Balance at Jun. 30, 2022		¥ 60	[1]			¥ 4,589,903			¥ 6,051		¥ (4,466,873)		¥ 2,461		¥ 131,602		¥ 19,075		¥ 150,677	22,494
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	4,373,728		4,373,728
Balance (in Dollars) | $				$ 9	[1]		$ 685,254			$ 903		$ (666,887)		$ 367		$ 19,646		$ 2,848		$ 22,494
Balance (in Shares) | shares	[1]	4,373,728		4,373,728

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.